Equity Investments - Summarized Combined Financial Data For Equity Investments - Balance Sheet Table (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 297,143	$ 214,473
Property, plant and equipment, net	4,251,020	3,366,754
Other assets	81,769	84,522
Total assets	4,629,932	3,665,749
Current liabilities	101,729	112,143
Non-current liabilities	42,431	45,413
Equity	4,485,772	3,508,193
Total liabilities and equity	$ 4,629,932	$ 3,665,749